Cover	May 11, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2023
Entity File Number	001-40725
Entity Registrant Name	Oxbridge Acquisition Corp.
Entity Central Index Key	0001861622
Entity Tax Identification Number	98-1615951
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 201
Entity Address, Address Line Two	42 Edward Street
Entity Address, Address Line Three	Georgetown
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9006
City Area Code	(345)
Local Phone Number	749-7570
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share $0.0001, and one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share $0.0001, and one redeemable warrant
Trading Symbol	OXACU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	OXAC
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units
Title of 12(b) Security	Redeemable warrants included as part of the units
Trading Symbol	OXACW
Security Exchange Name	NASDAQ